Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of current and deferred tax (income)/expense

Recognised within the Consolidated Income Statement
	2022	2021	2020
Continuing operations	$m	$m	$m
(a) Current tax
Republic of Ireland	34	15	23
Overseas	731	548	520
Total current tax expense	765	563	543
(b) Deferred tax
Origination and reversal of temporary differences:
Retirement benefit obligations	(4)	2	(9)
Share-based payment expense	1	(6)	(2)
Derivative financial instruments	(4)	2	-
Other items	27	100	(87)
Total deferred tax expense/(income)	20	98	(98)

Income tax reported in the Consolidated Income Statement	785	661	445

Recognised outside the Consolidated Income Statement

(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	(63)	(36)	11
Deferred tax - cash flow hedges	(14)	(8)	-
	(77)	(44)	11
(b) Within the Consolidated Statement of Changes in Equity:

Current tax
Current tax - share option exercises	7	14	2

Deferred tax
Deferred tax - share-based payment expense	(10)	10	(1)
Deferred tax - cash flow hedges	17	-	-
	14	24	1
Income tax recognised outside the Consolidated Income Statement	(63)	(20)	12

Reconciliation of applicable tax rate to effective tax rate

	2022	2021	2020
Reconciliation of applicable tax rate to effective tax rate
Continuing operations
Profit before tax ($m)	3,469	3,103	1,454
Tax charge expressed as a percentage of profit before tax (effective tax rate):
- current tax expense only	22.1%	18.1%	37.3%
- total income tax expense (current and deferred)	22.6%	21.3%	30.6%

The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective tax rate (current and deferred) of the Group:

	% of profit before tax
Irish corporation tax rate	12.5	12.5	12.5
Higher tax rates on overseas earnings	9.8	9.6	10.4
Other items
- arising from 2020 impairment	-	-	9.4
- other items (primarily comprising items not chargeable to tax/expenses not deductible for tax)	0.3	(0.8)	(1.7)
Total effective tax rate	22.6	21.3	30.6